Structured entities	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Structured entities

18	Interests in associates and joint ventures
Associates
At 31 December 2018, the carrying amount of HSBC’s interests in associates was $22,244m (2017: $22,577m).

Principal associates of HSBC
	2018		2017
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	17,754	10,991	18,057	10,491
The Saudi British Bank	3,557	5,222	3,618	4,320

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2018
	Footnotes	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited		People’s Republic of China	Banking services	19.03
The Saudi British Bank	1	Saudi Arabia	Banking services	40.00

1
In 2018, The Saudi British Bank announced a merger agreement with Alawwal Bank in Saudi Arabia. The merger, subject to shareholder and regulatory approval, is expected to be completed in 2019 and would dilute HSBC’s shareholding in the merged bank from 40% to 29.2%.

A list of all associates and joint ventures is set out on page 341.
Bank of Communications Co., Limited (‘BoCom’)
The Group’s investment in BoCom is classified as an associate. Significant influence in BoCom was established via representation on BoCom’s Board of Directors and participation in a technical cooperation and exchange programme (‘TCEP’). Under the TCEP, a number of HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of BoCom’s net assets. An impairment test is required if there is any indication of impairment.
Impairment testing
At 31 December 2018, the fair value of HSBC’s investment in BoCom had been below the carrying amount for approximately 80 months. As a result, the Group performed an impairment test on the carrying amount of the investment in BoCom, which confirmed there was no impairment at 31 December 2018 as the recoverable amount as determined by a value-in-use (‘VIU’) calculation was higher than the carrying value.

	At 31 Dec 2018			At 31 Dec 2017
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
Bank of Communications Co., Limited	18.0	17.8	11.0	18.3	18.1	10.5
In future periods, the VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at the period-end. The factors that could result in a change in the VIU and an impairment include a short-term underperformance by BoCom, a change in regulatory capital requirements, or an increase in uncertainty regarding the future performance of BoCom resulting in a downgrade of the future asset growth or profitability. An increase in the discount rate as a result of an increase in the risk premium or risk-free rates could also result in a reduction of VIU and an impairment. At the point where the carrying value exceeds the VIU, impairment would be recognised.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying value.
Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a VIU calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36. Significant management judgement is required in arriving at the best estimate. There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings which is based on management’s explicit forecasts over the short to medium term. This results in forecast earnings growth that is lower than recent historical actual growth and also reflects the uncertainty arising from the current economic outlook. Earnings beyond the short to medium term are then extrapolated in perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’) which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet regulatory capital requirements over the forecast period (i.e. CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders). The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets, and the expected minimum regulatory capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other factors (including qualitative factors) to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:

•	Long-term profit growth rate: 3% (2017: 3%) for periods after 2022, which does not exceed forecast GDP growth in mainland China and is consistent with forecasts by external analysts.

•	Long-term asset growth rate: 3% (2017: 3%) for periods after 2022, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.

•
Discount rate: 11.82% (2017: 11.85%), which is based on a capital asset pricing model (‘CAPM’) calculation for BoCom, using market data. Management also compares rates derived from the CAPM with discount rates from external sources. The discount rate used was within the range of 10.4% to 15.0% (2017: 10.2% to 13.4%) indicated by external sources.

•
Loan impairment charge as a percentage of customer advances: an increased range from 0.73% to 0.79% (2017: 0.66% to 0.82%) in the short to medium term reflect US-China trade tensions. For periods after 2022, the ratio is 0.70% (2017: 0.70%), which is slightly higher than the historical average.

•
Risk-weighted assets as a percentage of total assets: 62% (2017: 62%) for all forecast periods. This is slightly higher than BoCom’s actual results and slightly lower than the forecasts disclosed by external analysts.

•	Cost-income ratio: ranges from 38.7% to 39.0% (2017: 37.1% to 38.0%) in the short to medium term. This is consistent with the forecasts disclosed by external analysts.

•
Effective tax rate: ranges from 13.8% to 22.3% (2017: 18.2% to 22.5%) in the short to medium term, reflecting an expected increase towards the long-term assumption. For periods after 2022, the rate is 22.5% (2017: 22.5%), which is slightly higher than the historical average.

•	Regulatory capital requirements: capital adequacy ratio of 11.5% (2017:11.5%) and tier 1 capital adequacy ratio of 9.5% (2017: 9.5%), based on the minimum regulatory requirements.
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil.

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	• decreases by 13 basis points
• Long-term asset growth rate	• increases by 12 basis points
• Discount rate	• increases by 16 basis points
• Loan impairment charge as a percentage of customer advances	• increases by 2 basis points
• Risk-weighted assets as a percentage of total assets	• increases by 77 basis points
• Cost-income ratio	• increases by 50 basis points
• Long-term effective tax rate	• increases by 123 basis points
• Regulatory capital requirements – capital adequacy ratio	• increases by 14 basis points
• Regulatory capital requirements – tier 1 capital adequacy ratio	• increases by 75 basis points

The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change will occur at the same time. The selected rates of reasonably possible changes to key assumptions are largely based on external analysts’ forecasts, which can change from period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2018
Long-term profit growth rate	100	2.6	20.6	(10)	(0.2)	17.8
Long-term asset growth rate	(10)	0.3	18.3	100	(2.8)	15.3
Discount rate	(142)	3.2	21.3	28	(0.5)	17.5
Loan impairment charge as a percentage of customer advances	2018-22: 0.70% 2023 onwards: 0.65%	0.9	18.9	2018-22: 0.83% 2023 onwards: 0.77%	(1.0)	17.0
Risk-weighted assets as a percentage of total assets	(140)	0.5	18.6	80	(0.3)	17.8
Cost-income ratio	(160)	1.1	19.2	200	(1.4)	16.7
Long term effective tax rate	(280)	0.7	18.7	250	(0.6)	17.5
Earnings in short to medium term – compound annual growth rate[1]	204	1.6	19.6	(366)	(2.5)	15.5
Regulatory capital requirements – capital adequacy ratio	—	—	18.0	258	(5.0)	13.0
Regulatory capital requirements - tier 1 capital adequacy ratio	—	—	18.0	243	(3.2)	14.8
At 31 Dec 2017
Long-term profit growth rate	200	6.6	24.9	—	—	18.3
Long-term asset growth rate	(20)	0.5	18.9	200	(7.1)	11.2
Discount rate	(35)	0.7	19.1	65	(1.2)	17.1
Loan impairment charge as a percentage of customer advances	2017-20: 0.71% 2021 onwards: 0.70%	0.1	18.5	2017-20: 0.90% 2021 onwards: 0.77%	(1.3)	17.0
Risk-weighted assets as a percentage of total assets	(60)	0.2	18.6	30	(0.1)	18.2
Cost-income ratio	(173)	1.5	19.8	—	—	18.3
Long-term effective tax rate	(120)	0.3	18.6	250	(0.67)	17.7
Earnings in short to medium term – compound annual growth rate[1]	288	2.8	21.1	(311)	(3.6)	14.7
Regulatory capital requirements – capital adequacy ratio	—	—	18.3	248	(5.6)	12.7
Regulatory capital requirements – tier 1 capital adequacy ratio	—	—	18.3	234	(3.5)	14.8

1	Based on management’s explicit forecasts over the short to medium term.
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is $15.5bn to $19.6bn (2017: $14.7bn to $21.1bn). In 2018, the range is based on the favourable/unfavourable change in the earnings in the short to medium-term and long-term LICs set out in the table above. All other long-term assumptions, the discount rate and the basis of the CMC have been kept unchanged when determining the reasonably possible range of the VIU.
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2018, HSBC included the associate’s results on the basis of the financial statements for the 12 months ended 30 September 2018, taking into account changes in the subsequent period from 1 October 2018 to 31 December 2018 that would have materially affected the results.

Selected balance sheet information of BoCom
		At 30 Sep
		2018	2017
	Footnotes	$m	$m
Cash and balances at central banks		125,414	146,029
Loans and advances to banks and other financial institutions		102,980	120,403
Loans and advances to customers		686,951	662,706
Other financial assets		408,136	386,067
Other assets		42,106	58,202
Total assets		1,365,587	1,373,407
Deposits by banks and other financial institutions		304,395	366,993
Customer accounts		829,539	747,882
Other financial liabilities		94,900	123,751
Other liabilities		36,332	32,568
Total liabilities		1,265,166	1,271,194
Total equity	1	100,421	102,213

1	Due to the adoption of IFRS9, the opening equity of BoCom at 1 January 2018 was reduced by $4,053m.

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2018	2017
	$m	$m
HSBC’s share of total shareholders’ equity	17,275	17,551
Goodwill and other intangible assets	479	506
Carrying amount	17,754	18,057

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2018	2017
	$m	$m
Net interest income	19,295	19,080
Net fee and commission income	6,245	5,698
Change in expected credit losses/loan impairment charges	(5,602)	(4,286)
Depreciation and amortisation	(767)	(1,342)
Tax expense	(1,554)	(2,234)
Profit for the year	11,116	10,288
Other comprehensive income	190	(624)
Total comprehensive income	11,306	9,664
Dividends received from BoCom	611	565

Summarised aggregate financial information for all associates excluding BoCom
	2018	2017
	$m	$m
Carrying amount	4,482	4,520
HSBC’s share of:
– total assets	20,470	20,625
– total liabilities	15,675	16,119
– revenues	959	1,051
– profit or loss from continuing operations	487	487
Joint ventures
At 31 December 2018, the carrying amount of HSBC’s interests in joint ventures was $163m (2017: $167m).
Associates and joint ventures
For the year ended 31 December 2018, HSBC’s share of associates’ and joint ventures’ tax on profit was $306m (2017: $440m ). This is included within ‘Share of profit in associates and joint ventures’ in the ‘Consolidated income statement’.

Movements in interests in associates and joint ventures
		2018	2017
	Footnotes	$m	$m
As at 31 Dec 2017		22,744	20,029
Impact on transition to IFRS 9		(942)	N/A
At 1 Jan		21,802	20,029
Additions		81	60
Disposals		(85)	(67)
Share of results		2,536	2,375
Dividends		(910)	(740)
Exchange differences		(1,018)	1,144
Share of other comprehensive income of associates and joint ventures		(64)	(43)
Other movements		65	(14)
At 31 Dec	1	22,407	22,744

1	Includes goodwill of $511m (2017: $521m).

20	Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2018	9.2	5.7	6.5	4.4	25.8
At 31 Dec 2017	12.9	4.8	7.0	3.2	27.9
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.

•
At 31 December 2018, Solitaire, HSBC’s principal SIC, held $2.3bn of ABSs (2017: $3.2bn). These are included within the disclosures of ABSs on page 161. It is currently funded entirely by commercial paper (‘CP’) issued to HSBC. Although HSBC continues to provide a liquidity facility, Solitaire has no need to draw on it as long as HSBC purchases its issued CP, which HSBC intends to do for the foreseeable future. At 31 December 2018, HSBC held $3.4bn of CP (2017: $4.6bn).

•
Mazarin is funded by medium-term notes, and is no longer funded by repurchase agreements. HSBC’s primary exposure to Mazarin is represented by the amortised cost of the debt required to support the non-cash assets of the vehicles. At 31 December 2018, this amounted to $0.5bn (2017: $0.9bn). The first loss protection is provided through the capital notes issued by the vehicle, which are held substantially by third parties.

•	Barion and Malachite’s clean-up redemption conditions were triggered in March 2018 and August 2018 respectively, resulting in the full redemption of these vehicles.
Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $16.1bn at 31 December 2018 (2017: $15.7bn). First loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by HSBC in the form of programme-wide enhancement facilities.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	76	243	906	79	1,304
500–2,000	10	56	570	5	641
2,000–5,000	1	17	230	—	248
5,000–25,000	—	5	90	1	96
25,000+	—	2	10	—	12
Number of entities at 31 Dec 2018	87	323	1,806	85	2,301
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	3.8	8.3	8.9	4.7	25.7
– trading assets	—	0.1	0.3	1.3	1.7
– financial assets designated and otherwise mandatorily measured at fair value	—	7.3	7.9	—	15.2
– loans and advances to customers	3.8	—	0.3	2.7	6.8
– financial investments	—	0.9	0.4	0.3	1.6
– other assets	—	—	—	0.4	0.4
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.2	0.2
– other liabilities	—	—	—	0.2	0.2
Other off-balance sheet commitments	0.8	0.1	3.3	1.0	5.2
HSBC’s maximum exposure at 31 Dec 2018	4.6	8.4	12.2	5.5	30.7

Total asset values of the entities ($m)
0–500	78	321	930	210	1,539
500–2,000	6	56	578	3	643
2,000–5,000	—	17	235	—	252
5,000–25,000	2	10	104	1	117
25,000+	—	2	11	—	13
Number of entities at 31 Dec 2017	86	406	1,858	214	2,564
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	4.0	9.1	9.3	4.1	26.5
– trading assets	—	0.2	0.2	2.4	2.8
– financial assets designated at fair value	—	8.0	8.3	—	16.3
– loans and advances to banks	—	—	—	0.1	0.1
– loans and advances to customers	4.0	—	—	1.1	5.1
– financial investments	—	0.9	0.8	0.1	1.8
– other assets	—	—	—	0.4	0.4
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off-balance sheet commitments	—	0.1	2.2	0.3	2.6
HSBC’s maximum exposure at 31 Dec 2017	4.0	9.2	11.5	4.4	29.1
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.

•	For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.

•	For retained and purchased investments in and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the Group's exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in ABSs issued by third-party structured entities, as set out on page 160.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 87.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, HSBC enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored structured entities during 2018 and 2017 were not significant.

39	HSBC Holdings’ subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, joint ventures and associates, the registered office address and the effective percentage of equity owned at 31 December 2018 are disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares that are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.
Subsidiaries

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
ACN 087 652 113 Pty Limited (in liquidation)	100.00		16
Almacenadora Banpacifico S.A. (in liquidation)	99.99		18
Assetfinance December (F) Limited	100.00		19
Assetfinance December (H) Limited	100.00		19
Assetfinance December (M) Limited	100.00		19
Assetfinance December (P) Limited	100.00		19
Assetfinance December (R) Limited	100.00		19
Assetfinance June (A) Limited	100.00		19
Assetfinance June (D) Limited	100.00		19
Assetfinance Limited	100.00		19
Assetfinance March (B) Limited	100.00		20
Assetfinance March (D) Limited	100.00		19
Assetfinance March (F) Limited	100.00		19
Assetfinance September (F) Limited	100.00		19
Assetfinance September (G) Limited	100.00		19
B&Q Financial Services Limited	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		23
Bank of Bermuda (Cayman) Limited	100.00		24
Beau Soleil Limited Partnership	n/a		7, 25
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 26
Billingsgate Nominees Limited	100.00		19
Canada Crescent Nominees (UK) Limited	100.00		19
Canada Square Nominees (UK) Limited	100.00		19
Canada Water Nominees (UK) Limited (in liquidation)	100.00		19
Capco/Cove, Inc.	100.00		27
Card-Flo #1, Inc.	100.00		28
Card-Flo #3, Inc.	100.00		29
CC&H Holdings LLC	n/a		7, 30
CCF & Partners Asset Management Limited	99.99		19
CCF Charterhouse GmbH & Co Asset Leasing KG (in liquidation)	n/a		7, 31
CCF Charterhouse GmbH (in liquidation)	100.00	(99.99)	4, 31
CCF Holding (LIBAN) S.A.L. (in liquidation)	74.99		1, 32
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	19
Charterhouse Development Limited (in liquidation)	100.00		36
Charterhouse Management Services Limited	100.00	(99.99)	19
Charterhouse Pensions Limited	100.00		19
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 33
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 34
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 35
CL Residential Limited (in liquidation)	100.00		36
COIF Nominees Limited	n/a		7, 19
Cordico Management AG	100.00		37
Corhold Limited	100.00		38
Corsair IV Financial Services Capital Partners	n/a		7, 49
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 39
Decision One Mortgage Company, LLC	n/a		7, 40
Dem 5	100.00	(99.99)	4, 41
Dem 9	100.00	(99.99)	4, 41
Dempar 1	100.00	(99.99)	4, 42
Dempar 4	100.00	(99.99)	4, 42
Desarrollo Turistico, S.A. de C.V. (in liquidation)	99.99		18
Elysees GmbH (in liquidation)	100.00	(99.99)	11, 31
Elysées Immo Invest	100.00	(99.99)	4, 43
Equator Holdings Limited (in liquidation)	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Eton Corporate Services Limited	100.00		22
Far East Leasing SA (in liquidation)	100.00		44
Fdm 5 SAS	100.00	(99.99)	4, 41
FEPC Leasing Ltd. (in liquidation)	100.00		3, 45
Finanpar 2	100.00	(99.99)	4, 43
Finanpar 7	100.00	(99.99)	4, 43
Flandres Contentieux S.A.	100.00	(99.99)	1, 4, 46
Foncière Elysées	100.00	(99.99)	4, 42
Forward Trust Rail Services Limited (in liquidation)	100.00		19
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 47
Fulcher Enterprises Company Limited	100.00	(62.14)	48
Fundacion HSBC, A.C.	99.99		1, 11, 18
Giller Ltd.	100.00		27
Global Payments Technology Mexico S.A. De C.V.	100.00	(99.99)	18
GPIF Co-Investment, LLC	n/a		7, 29
Griffin International Limited	100.00		19
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	n/a		7, 50
Grupo Financiero HSBC, S. A. de C. V.	99.99		18
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 51
Hang Seng (Nominee) Limited	100.00	(62.14)	48
Hang Seng Bank (China) Limited	100.00	(62.14)	12, 54
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	48
Hang Seng Bank Limited	62.14		48
Hang Seng Bullion Company Limited	100.00	(62.14)	48
Hang Seng Credit Limited	100.00	(62.14)	48
Hang Seng Data Services Limited	100.00	(62.14)	48
Hang Seng Finance Limited	100.00	(62.14)	48
Hang Seng Financial Information Limited	100.00	(62.14)	48
Hang Seng Futures Limited (in liquidation)	100.00	(62.14)	48
Hang Seng Indexes Company Limited	100.00	(62.14)	48
Hang Seng Insurance Company Limited	100.00	(62.14)	48
Hang Seng Investment Management Limited	100.00	(62.14)	48
Hang Seng Investment Services Limited	100.00	(62.14)	48
Hang Seng Life Limited	100.00	(62.14)	48
Hang Seng Real Estate Management Limited	100.00	(62.14)	48
Hang Seng Securities Limited	100.00	(62.14)	48
Hang Seng Security Management Limited	100.00	(62.14)	48
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	12, 189
Haseba Investment Company Limited	100.00	(62.14)	48
HFC Bank Limited (in liquidation)	100.00		36
Hg Janus A Co-Invest L.P.	n/a		7, 210
High Time Investments Limited	100.00	(62.14)	48
HITG Administration GmbH	100.00		55
Honey Green Enterprises Ltd.	100.00		56
Hongkong International Trade Finance (Holdings) Limited (in liquidation)	100.00		19
Household Capital Markets LLC	n/a		7, 29
Household Finance Corporation III	100.00		29
Household International Europe Limited (in liquidation)	100.00		3, 36
Household Pooling Corporation	100.00		58
HRMG Nominees Limited	100.00		22
HSBC (BGF) Investments Limited	100.00		19
HSBC (General Partner) Limited	100.00		2, 60
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		61
HSBC (Malaysia) Trustee Berhad	100.00		62
HSBC (Singapore) Nominees Pte Ltd	100.00		63

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Administradora de Inversiones S.A.	100.00	(99.65)	64
HSBC Agency (India) Private Limited	100.00		65
HSBC Alpha Funding (UK) Holdings LP (in liquidation)	n/a		7, 66
HSBC Alternative Investments Limited	100.00		19
HSBC Amanah Malaysia Berhad	100.00		61
HSBC Amanah Takaful (Malaysia) Berhad	49.00		9, 61
HSBC Americas Corporation (Delaware)	100.00		29
HSBC Argentina Holdings S.A.	100.00		67
HSBC Asia Holdings (UK) Limited	100.00		19
HSBC Asia Holdings B.V.	100.00		3, 19
HSBC Asia Holdings Limited	100.00		2, 68
HSBC Asia Pacific Holdings (UK) Limited	100.00		5, 19
HSBC Asset Finance (UK) Limited	100.00		19
HSBC Asset Finance Holdings Limited (in liquidation)	100.00		19
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		19
HSBC Asset Management (India) Private Limited	100.00	(99.99)	3, 69
HSBC Assurances Vie (France)	100.00	(99.99)	4, 46
HSBC Australia Holdings Pty Limited	100.00		3, 5, 16
HSBC Bank (Chile)	100.00		70
HSBC Bank (China) Company Limited	100.00		12, 71
HSBC Bank (General Partner) Limited	100.00		60
HSBC Bank (Mauritius) Limited	100.00		72
HSBC Bank (RR) (Limited Liability Company)	100.00		13, 73
HSBC Bank (Singapore) Limited	100.00		63
HSBC Bank (Taiwan) Limited	100.00		74
HSBC Bank (Uruguay) S.A.	100.00		75
HSBC Bank (Vietnam) Ltd.	100.00		76
HSBC Bank A.S.	100.00		77
HSBC Bank Argentina S.A.	100.00	(99.99)	67
HSBC Bank Armenia cjsc	70.00		78
HSBC Bank Australia Limited	100.00		16
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		3, 79
HSBC Bank Capital Funding (Sterling 1) LP	n/a		7, 60
HSBC Bank Capital Funding (Sterling 2) LP	n/a		7, 60
HSBC Bank Egypt S.A.E	94.54		80
HSBC Bank Malaysia Berhad	100.00		61
HSBC Bank Malta p.l.c.	70.03		81
HSBC Bank Middle East Limited	100.00		5, 82
HSBC Bank Middle East Limited, Representative Office Morocco SARL	100.00		83
HSBC Bank Nominee (Jersey) Limited	100.00		85
HSBC Bank Oman S.A.O.G.	51.00		86
HSBC Bank Pension Trust (UK) Limited	100.00		19
HSBC Bank plc	100.00		3, 19
HSBC Bank Polska S.A.	100.00		3, 87
HSBC Bank USA, National Association	100.00		3, 88
HSBC Branch Nominee (UK) Limited	100.00		19
HSBC Brasil Holding S.A.	100.00		89
HSBC Brasil S.A. Banco De Investimento	100.00		89
HSBC Broking Forex (Asia) Limited	100.00		68
HSBC Broking Futures (Asia) Limited	100.00		68
HSBC Broking Futures (Hong Kong) Limited	100.00		68
HSBC Broking Securities (Asia) Limited	100.00		68
HSBC Broking Securities (Hong Kong) Limited	100.00		68
HSBC Broking Services (Asia) Limited	100.00		68
HSBC Canadian Covered Bond (Legislative) GP Inc	100.00		90
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	n/a		7, 90
HSBC Capital (USA), Inc.	100.00		29
HSBC Capital Funding (Dollar 1) L.P.	n/a		7, 60
HSBC Capital Limited	100.00		68
HSBC Card Services Inc.	100.00		29

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	99.99		18
HSBC Cayman Services Limited	100.00		92
HSBC City Funding Holdings	100.00		19
HSBC Client Holdings Nominee (UK) Limited	100.00		19
HSBC Client Share Offer Nominee (UK) Limited	100.00		19
HSBC Columbia Funding, LLC	n/a		7, 29
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		61
HSBC Corporate Finance (Hong Kong) Limited	100.00		68
HSBC Corporate Trustee Company (UK) Limited	100.00		19
HSBC Custody Nominees (Australia) Limited	100.00		16
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		94
HSBC Diversified Loan Fund General Partner Sarl	n/a		7, 95
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 96
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		97
HSBC Electronic Data Processing (Philippines), Inc.	99.99		98
HSBC Electronic Data Processing India Private Limited	100.00		99
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		100
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		101
HSBC Enterprise Investment Company (UK) Limited	100.00		19
HSBC Epargne Entreprise (France)	100.00	(99.99)	4, 46
HSBC Equator (UK) Limited (in liquidation)	100.00		19
HSBC Equipment Finance (UK) Limited	100.00		19
HSBC Equity (UK) Limited	100.00		19
HSBC Europe B.V.	100.00		19
HSBC Executor & Trustee Company (UK) Limited	100.00		19
HSBC Factoring (France)	100.00	(99.99)	4, 42
HSBC Finance (Brunei) Berhad	100.00		102
HSBC Finance (Netherlands)	100.00		2, 19
HSBC Finance Corporation	100.00		29
HSBC Finance Limited	100.00		19
HSBC Finance Mortgages Inc.	100.00		103
HSBC Finance Transformation (UK) Limited	100.00		2, 19
HSBC Financial Services (Lebanon) s.a.l.	99.60		104
HSBC Financial Services (Middle East) Limited (in liquidation)	100.00		105
HSBC Financial Services (Uruguay) S.A. (in liquidation)	100.00		106
HSBC France	99.99		4, 42
HSBC Fund Services (Korea) Limited	92.95		108
HSBC Funding (UK) Holdings (active proposal to strike off)	100.00		19
HSBC Germany Holdings GmbH	100.00		50
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		79
HSBC Global Asset Management (Deutschland) GmbH	100.00	(80.67)	50
HSBC Global Asset Management (France)	100.00	(99.99)	4, 110
HSBC Global Asset Management (Hong Kong) Limited	100.00		25
HSBC Global Asset Management (International) Limited (in liquidation)	100.00		111
HSBC Global Asset Management (Japan) K. K.	100.00		112
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	113

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	99.99		18
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(80.67)	6, 114
HSBC Global Asset Management (Singapore) Limited	100.00		63
HSBC Global Asset Management (Switzerland) AG	100.00	(90.33)	4, 115
HSBC Global Asset Management (Taiwan) Limited	100.00		116
HSBC Global Asset Management (UK) Limited	100.00		19
HSBC Global Asset Management (USA) Inc.	100.00		117
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		118
HSBC Global Asset Management Limited	100.00		2, 19
HSBC Global Custody Nominee (UK) Limited	100.00		19
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		19
HSBC Global Services (Canada) Limited	100.00		3, 119
HSBC Global Services (China) Holdings Limited	100.00		19
HSBC Global Services (Hong Kong) Limited	100.00		68
HSBC Global Services (UK) Limited	100.00		19
HSBC Global Services Limited	100.00		2, 19
HSBC Global Shared Services (India) Private Limited (in liquidation)	100.00	(99.99)	65
HSBC Group Management Services Limited	100.00		19
HSBC Group Nominees UK Limited	100.00		1, 2, 19
HSBC Holdings B.V.	100.00		3, 19
HSBC IM Pension Trust Limited	100.00		1, 19
HSBC Infrastructure Limited	100.00		19
HSBC INKA Investment-AG TGV	100.00	(80.67)	14, 120
HSBC Inmobiliaria (Mexico), S.A. de C.V.	100.00		18
HSBC Institutional Trust Services (Asia) Limited	100.00		68
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23
HSBC Institutional Trust Services (Ireland) DAC	100.00	(99.99)	121
HSBC Institutional Trust Services (Mauritius) Limited	100.00		122
HSBC Institutional Trust Services (Singapore) Limited	100.00		63
HSBC Insurance (Asia) Limited	100.00		124
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		5, 125
HSBC Insurance (Bermuda) Limited	100.00		23
HSBC Insurance (Singapore) Pte. Limited	100.00		63
HSBC Insurance Agency (USA) Inc.	100.00		117
HSBC Insurance Brokers (Philippines) Inc	100.00	(99.99)	127
HSBC Insurance Holdings Limited	100.00		2, 19
HSBC Insurance Management Services Limited (in liquidation)	100.00		128
HSBC Insurance Services (Lebanon) S.A.L. (in liquidation)	97.70		129
HSBC Insurance Services Holdings Limited	100.00		19
HSBC International Finance Corporation (Delaware)	100.00		130
HSBC International Holdings (Jersey) Limited (in liquidation)	100.00		85
HSBC International Limited (in liquidation)	100.00		85
HSBC International Nominees Limited (in liquidation)	100.00		1, 131
HSBC International Trustee (BVI) Limited	100.00		10, 132
HSBC International Trustee (Holdings) Pte. Limited	100.00		63
HSBC International Trustee Limited	100.00		131
HSBC Inversiones S.A.	99.99		70
HSBC Inversiones y Servicios Financieros Limitada (in liquidation)	100.00	(99.99)	70
HSBC InvestDirect (India) Limited	99.99	(99.54)	133

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC InvestDirect Financial Services (India) Limited	100.00	(99.54)	133
HSBC InvestDirect Sales & Marketing (India) Limited	99.99	(98.54)	65
HSBC InvestDirect Securities (India) Private Limited	99.99	(99.61)	3, 133
HSBC Investment Bank Holdings B.V.	100.00		19
HSBC Investment Bank Holdings Limited	100.00		19
HSBC Investment Company (Egypt) S.A.E (in liquidation)	100.00	(94.54)	1, 134
HSBC Investment Funds (Canada) Inc.	100.00		5, 135
HSBC Investment Funds (Hong Kong) Limited	100.00		25
HSBC Investment Funds (Luxembourg) SA	100.00		136
HSBC Invoice Finance (UK) Limited	100.00		138
HSBC Iris Investments (Mauritius) Ltd (in liquidation)	100.00		139
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		19
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		19
HSBC Latin America B.V.	100.00		19
HSBC Latin America Holdings (UK) Limited	100.00		2, 19
HSBC Leasing (Asia) Limited	100.00		68
HSBC Leasing (France)	100.00	(99.99)	4, 41
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		124
HSBC Life (UK) Limited	100.00		19
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	113
HSBC Life Insurance Company Limited	50.00		140
HSBC Lodge Funding (UK) Holdings (active proposal to strike off)	100.00		19
HSBC LU Nominees Limited	100.00		19
HSBC Management (Guernsey) Limited	100.00		22
HSBC Markets (USA) Inc.	100.00		29
HSBC Marking Name Nominee (UK) Limited	100.00		19
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	100.00	(99.99)	18
HSBC Middle East Finance Company Limited	80.00		141
HSBC Middle East Holdings B.V.	100.00		2, 3, 82
HSBC Middle East Leasing Partnership	n/a		7, 142
HSBC Middle East Securities L.L.C	49.00		9, 143
HSBC Mortgage Corporation (Canada)	100.00		144
HSBC Mortgage Corporation (USA)	100.00		29
HSBC Nominees (Asing) Sdn Bhd	100.00		61
HSBC Nominees (Hong Kong) Limited	100.00		68
HSBC Nominees (New Zealand) Limited	100.00		145
HSBC Nominees (Tempatan) Sdn Bhd	100.00		61
HSBC North America Holdings Inc.	100.00		3, 29
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri	99.99		146
HSBC Operational Services GmbH	n/a		7, 147
HSBC Overseas Holdings (UK) Limited	100.00		2, 19
HSBC Overseas Investments Corporation (New York)	100.00		149
HSBC Overseas Nominee (UK) Limited	100.00		19
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	67
HSBC PB Corporate Services 1 Limited	100.00		150
HSBC PB Services (Suisse) SA	100.00		151
HSBC Pension Trust (Ireland) DAC	100.00		121
HSBC Pensiones, S.A.	99.99		152
HSBC PI Holdings (Mauritius) Limited	100.00		122
HSBC Portfoy Yonetimi A.S.	100.00	(99.98)	153
HSBC Preferential LP (UK)	100.00		19
HSBC Private Bank (C.I.) Limited	100.00		22
HSBC Private Bank (Luxembourg) S.A.	100.00		136
HSBC Private Bank (Monaco) SA	99.99		4, 155
HSBC Private Bank (Suisse) SA	100.00		151
HSBC Private Bank (UK) Limited	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Private Bank International	100.00		156
HSBC Private Banking Holdings (Suisse) SA	100.00		151
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		150
HSBC Private Equity Advisors LLC	n/a		7, 29
HSBC Private Equity Investments (UK) Limited	100.00		19
HSBC Private Trustee (Hong Kong) Limited	100.00		68
HSBC Private Wealth Services (Canada) Inc.	100.00		3, 157
HSBC Professional Services (India) Private Limited	98.61		65
HSBC Property (UK) Limited	100.00		19
HSBC Property Funds (Holding) Limited	100.00		19
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		68
HSBC Qianhai Securities Limited	100.00	(51.00)	12, 158
HSBC Rail (UK) Limited (in liquidation)	100.00		19
HSBC Real Estate Leasing (France)	99.00		4, 46
HSBC Realty Credit Corporation (USA)	100.00		3, 29
HSBC REIM (France)	100.00	(99.99)	4, 46
HSBC Representative Office (Nigeria) Limited	100.00		159
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 19
HSBC Retirement Services Limited	100.00		1, 19
HSBC Savings Bank (Philippines) Inc.	99.99		161
HSBC Securities (Asia) Limited	100.00		68
HSBC Securities (Canada) Inc.	100.00		119
HSBC Securities (Egypt) S.A.E.	100.00	(94.54)	80
HSBC Securities (Japan) Limited	100.00		19
HSBC Securities (Philippines) Inc.	99.99		1, 162
HSBC Securities (Singapore) Pte Limited	100.00		63
HSBC Securities (South Africa) (Pty) Limited	100.00		163
HSBC Securities (Taiwan) Corporation Limited	100.00		164
HSBC Securities (USA) Inc.	100.00		29
HSBC Securities and Capital Markets (India) Private Limited	99.99		5, 65
HSBC Securities Asia International Nominees Limited	100.00		165
HSBC Securities Asia Nominees Limited	100.00		68
HSBC Securities Brokers (Asia) Limited	100.00		68
HSBC Securities Investments (Asia) Limited	100.00		68
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		121
HSBC Securities Services (Luxembourg) S.A.	100.00		136
HSBC Securities Services Holding Limited	100.00		131
HSBC Securities Services Holdings (Ireland) DAC	100.00		121
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	67
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	67
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	99.99		3, 152
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		167
HSBC Services (France)	99.99		4, 42
HSBC Services Japan Limited	100.00		168
HSBC Services USA Inc.	100.00		169
HSBC Servicios Financieros, S.A. de C.V	99.99		18
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	99.99		18
HSBC SFH (France)	99.99		4, 46
HSBC Software Development (Canada) Inc	100.00		170
HSBC Software Development (Guangdong) Limited	100.00		12, 171
HSBC Software Development (India) Private Limited	100.00		172
HSBC Software Development (Malaysia) Sdn Bhd	100.00		97
HSBC Specialist Investments Limited	100.00		5, 19
HSBC Stockbrokers Nominee (UK) Limited	100.00		19
HSBC Technology & Services (China) Limited	100.00		12, 173

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Technology & Services (USA) Inc.	100.00		29
HSBC Transaction Services GmbH	100.00	(80.67)	6, 174
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(80.67)	136
HSBC Trinkaus & Burkhardt AG	80.67		14, 50
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(80.67)	50
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(80.67)	50
HSBC Trinkaus Family Office GmbH	100.00	(80.67)	6, 50
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(80.67)	50
HSBC Trinkaus Real Estate GmbH	100.00	(80.67)	6, 50
HSBC Trust Company (Canada)	100.00		144
HSBC Trust Company (Delaware), National Association	100.00		175
HSBC Trust Company (UK) Limited	100.00		19
HSBC Trust Company AG	100.00		37
HSBC Trustee (C.I.) Limited	100.00		150
HSBC Trustee (Cayman) Limited	100.00		176
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		68
HSBC Trustee (Mauritius) Limited (in liquidation)	100.00		177
HSBC Trustee (Singapore) Limited	100.00		63
HSBC UK Bank plc	100.00		178
HSBC UK Client Nominee Limited	100.00		19
HSBC UK Holdings Limited	100.00		2, 19
HSBC USA Inc.	100.00		3, 149
HSBC Violet Investments (Mauritius) Limited	100.00		94
HSBC Wealth Client Nominee Limited	100.00		19
HSBC Yatirim Menkul Degerler A.S.	99.98		153
HSI Asset Securitization Corporation	100.00		29
HSI International Limited	100.00	(62.14)	48
HSIL Investments Limited	100.00		19
Hubei Macheng HSBC Rural Bank Company Limited	100.00		12, 182
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 183
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		12, 184
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 185
Imenson Limited	100.00	(62.14)	48
InfraRed NF China Real Estate Investments LP	n/a		7, 53
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(80.67)	174
Inmobiliaria Banci, S.A. de C.V.	100.00	(98.91)	18
Inmobiliaria Bisa, S.A. de C.V.	100.00	(99.99)	18
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	18
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	18
IRERE Property Investments (French Offices) Sarl (in liquidation)	100.00		186
James Capel & Co. Limited	100.00		19
James Capel (Channel Islands) Nominees Limited (in liquidation)	100.00		111
James Capel (Nominees) Limited	100.00		19
James Capel (Second Nominees) Limited (in liquidation)	100.00		36
James Capel (Taiwan) Nominees Limited	100.00		19
Jasmine22 Limited	100.00		187
John Lewis Financial Services Limited	100.00		19
Keyser Ullmann Limited	100.00	(99.99)	19
Kings Meadow Nominees Limited (in liquidation)	100.00		188
Legend Estates Limited (in liquidation)	100.00		19
Lion Corporate Services Limited	100.00		68
Lion International Corporate Services Limited	100.00		131
Lion International Management Limited	100.00		131
Lion Management (Hong Kong) Limited	100.00		68

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Lyndholme Limited	100.00		68
Marks and Spencer Financial Services plc	100.00		188
Marks and Spencer Retail Financial Services Holdings Limited (in liquidation)	100.00		188
Marks and Spencer Savings and Investments Limited	100.00		188
Marks and Spencer Unit Trust Management Limited	100.00		188
Maxima S.A. AFJP (in liquidation)	100.00	(99.98)	67
Mercantile Company Limited	100.00		19
Mexicana de Fomento, S.A. de C.V.	99.90		18
Midcorp Limited	100.00		19
Midland Bank (Branch Nominees) Limited	100.00		19
Midland Nominees Limited	100.00		19
MIL (Cayman) Limited	100.00		193
MIL (Jersey) Limited	100.00		150
MW Gestion SA	100.00		67
Promocion en Bienes Raices, S.A. de C.V.	99.99	(0.99)	3, 18
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		19
PT Bank HSBC Indonesia	100.00	(98.93)	195
PT HSBC Sekuritas Indonesia	100.00	(85.00)	196
R/CLIP Corp.	100.00		29
Real Estate Collateral Management Company	100.00		29
Republic Nominees Limited	100.00		22
Republic Overseas Capital Corporation	100.00		117
RLUKREF Nominees (UK) One Limited	100.00		19
RLUKREF Nominees (UK) Two Limited	100.00		19
S.A.P.C. - Ufipro Recouvrement	99.97		11, 41
Saf Baiyun	100.00	(99.99)	4, 43
Saf Chang Jiang	100.00	(99.99)	4, 43
Saf Guangzhou	100.00	(99.99)	4, 43
Saf Zhu Jiang	100.00	(99.99)	4, 43
Saf Zhu Jiang Jiu	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 43
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 43
SAS Bosquet -Audrain	100.00	(94.90)	4, 199
SAS Cyatheas Pasteur	100.00	(94.93)	4, 41
SAS Orona	100.00	(94.92)	1, 4, 200
SCI HSBC Assurances Immo	100.00	(99.99)	11, 46
SFM	99.99		4, 42
SFSS Nominees (Pty) Limited	100.00		163
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 201
Sico Limited	100.00		202
SNC Dorique	100.00	(99.99)	1, 11, 203
SNC Kerouan	100.00	(99.99)	11, 43
SNC Les Mercuriales	100.00	(99.99)	1, 11, 43
SNC Les Oliviers D'Antibes	60.00		11, 46
SNC Makala	100.00	(99.99)	1, 11, 43
SNC Nuku-Hiva Bail	100.00	(99.99)	1, 11, 43
SNCB/M6 - 2008 A	100.00	(99.99)	1, 4, 43
SNCB/M6-2007 A	100.00	(99.99)	1, 4, 43
SNCB/M6-2007 B	100.00	(99.99)	1, 4, 43
Societe CCF Finance Moyen-Orient S.A.L. (in liquidation)	99.64	(99.08)	1, 32
Société Française et Suisse	100.00	(99.99)	4, 43
Societe Immobiliere Atlas S.A. (in liquidation)	100.00		151
Somers Dublin DAC	100.00	(99.99)	121
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	4, 43
South Yorkshire Light Rail Limited	100.00		19
St Cross Trustees Limited	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 206
Swan National Leasing (Commercials) Limited	100.00		19
Swan National Limited	100.00		19
Thasosfin	100.00	(99.99)	4, 46
The Hongkong and Shanghai Banking Corporation Limited	100.00		68
The Venture Catalysts Limited	100.00		19
Timberlink Settlement Services (USA) Inc.	100.00		29
Tooley Street View Limited	100.00		1, 2, 19
Tower Investment Management	100.00		207
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(80.67)	50
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(80.67)	6, 50
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(80.67)	50
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(80.67)	6, 50
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(80.67)	6, 50
Trinkaus Private Equity Management GmbH	100.00	(80.67)	50
Trinkaus Private Equity Verwaltungs GmbH	100.00	(80.67)	6, 50
Tropical Nominees Limited	100.00		193
Turnsonic (Nominees) Limited	100.00		19
Vadep Holding AG (in liquidation)	100.00		209
Valeurs Mobilières Elysées	100.00	(99.99)	4, 52
Wardley Limited	100.00		68
Wayfoong Credit Limited (in liquidation)	100.00		68
Wayfoong Finance Limited (in liquidation)	100.00		68
Wayfoong Nominees Limited	100.00		68
Wayhong (Bahamas) Limited	100.00		118
Westminster House, LLC	n/a		7, 29
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	48
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HCM Holdings Limited	50.99		36
House Network Sdn Bhd	25.00		15
HSBC Jintrust Fund Management Company Limited	49.00		12, 93
HSBC Saudi Arabia	49.00	(69.40)	191
ProServe Bermuda Limited	50.00		107
Sino AG	24.94	(20.11)	208
The London Silver Market Fixing Limited	n/a		1, 7, 180
Vaultex UK Limited	50.00		109
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Bank of Communications Co., Ltd.	19.03		9, 126
Barrowgate Limited	24.64		137
BGF Group PLC	24.48		140
Bud Financial Limited	8.02		3, 9, 17
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00		148
CFAC Payment Scheme Limited	33.33		1, 3, 154
Chemi & Cotex (Rwanda) Limited	99.98	(33.99)	1, 160
Chemi & Cotex Kenya Limited	99.99	(33.99)	1, 166
Chemi and Cotex Industries Limited	100.00	(33.99)	1 , 179
EPS Company (Hong Kong) Limited	40.58		68
GZHS Research Co Ltd	33.00	(20.50)	1, 12, 181
HSBC Mortgage Limited Liability Partnership (in liquidation)	n/a		7, 190
Icon Brickell LLC (in liquidation)	n/a		7,192
Jeppe Star Limited	100.00	(33.99)	123
MENA Infrastructure Fund (GP) Ltd	33.33		142
Northstar Trade Finance Inc.	20.08		197
Novo Star Limited	33.99		198
PEF 2005 (A) Limited Partnership	n/a		7, 57
PEF 2005 (D) Limited Partnership	n/a		7, 57
PEF 2010 (A) Limited Partnership	n/a		7, 57
Peregrine Capital (India) Private Limited	33.46		91
Prisma Medios de Pago S.A.	7.06		1, 205
Quantexa Limited	10.51		9, 204
Services Epargne Entreprise	14.35		4, 9, 59
The London Gold Market Fixing Limited	n/a		1, 7, 180
The Saudi British Bank	40.00		194
Vizolution Limited	17.95		9, 123
We Trade Innovation Designated Activity Company	8.52		9, 84

Footnotes for Note 39
1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
Description of shares
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	This undertaking is a partnership and does not have share capital
8	Liquidating Share Class
9	HSBC Holdings plc exercises control or significant influence over this undertaking notwithstanding its equity interest
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Registered offices
15	Lot 6.05, Level 6, KPMG Tower 8 First Avenue, Bandar Utama Petaling Jaya Selangor, Darul Ehsan, Malaysia 47800
16	Level 36 Tower 1 International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
17	First Floor The Bower, 207 Old Street, London, England, EC1V 9NR
18	Paseo de la Reforma 347, Col. Cuauhtemoc, Mexico, 06500
19	8 Canada Square, London, United Kingdom, E14 5HQ
20	5 Donegal Square South, Belfast, Northern Ireland, BT1 5JP

Registered offices
21	Camden House West, The Parade, Birmingham, United Kingdom, B1 3PY
22	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
23	37 Front Street, Hamilton, Bermuda, HM 11
24	PO Box 513, Strathvale House, Ground Floor, 90 North Church Street, George Town, Grand Cayman, Cayman Islands, KY1-1106
25	HSBC Main Building, 1 Queen's Road Central, Hong Kong
26	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
27	95 Washington Street, Buffalo, New York, United States Of America, 14203
28	1209 Orange Street, Wilmington, Delaware, United States Of America, 19801
29	c/o The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware, United States Of America, 19801
30	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware, United States Of America, 19808
31	Unsoeldstrasse 2, Munich, Germany, 80538
32	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, PO Box 17 5476 Mar Michael 11042040, Beyrouth, Lebanon
33	No 1, Bei Huan East Road Dazu County, Chongqing, China
34	No 107, Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
35	No. 3, 5, 7, Haitang Erzhi Road, Changyuan, Rongchang, Chongqing, China, 402460
36	Hill House, 1 Little New Street, London, United Kingdom, EC4A 3TR
37	Bederstrasse 49, Zurich, Switzerland, CH-8002
38	Rawlinson and Hunter Limited, Woodbourne Hall, PO Box 3162, Road Town, Tortola, British Virgin Islands, VG1110
39	First & Second Floor, No.3 Nanshan Road, Pulandian, Dalian, Liaoning, China
40	CT Corporation System, 225 Hillsborough Street, Raleigh, North Carolina, United States Of America, 27603
41	39, rue de Bassano, Paris, France, 75008
42	103, avenue des Champs-Elysées, Paris, France, 75008
43	64, rue Galilée, Paris, France, 75008
44	MMG Tower, 23 floor, Ave. Paseo del Mar, Urbanizacion Costa del Este, Panama
45	Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands
46	15, rue Vernet, Paris, France, 75008
47	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
48	83 Des Voeux Road Central, Hong Kong
49	c/o Maples Corporate Services Limited, Ugland House, PO Box 309, Grand Cayman, KY1-1104, Cayman Islands
50	Königsallee 21/23, Düsseldorf, Germany, 40212
51	No. 44, Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
52	109 avenue des Champs-Elysees, Paris, France, 75008
53	Regency Court, Glategny Esplanade, St. Peter Port, Guernsey GY1 1WW
54	34/F and 36/F, Hang Seng Bank Tower, 1000 Lujiazui Ring Road,, China (Shanghai) Pilot Free Trade Zone,, Shanghai, China, 200120
55	11-17 Ludwig-Erhard-Str., Hamburg, Germany, 20459
56	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, Tortola, British Virgin Islands
57	Suite 1020, 885 West Georgia Street, Vancouver, BC, V6C 3E8
58	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States Of America, 89703
59	32 Rue du Champ de Tir, 44300 Nantes
60	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
61	10th Floor, North Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
62	13th Floor, South Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
63	21 Collyer Quay, #13-02 HSBC Building, Singapore, 049320
64	Bouchard 557, Piso 18°, Cdad. Autónoma de Buenos Aires, Argentina, 1106
65	52/60 M G Road, Fort, Mumbai, India, 400 001
66	PO Box 513 HSBC House, 68 West Bay Road, George Town, Grand Cayman, Cayman Islands, KY1-1102
67	557 Bouchard, Level 22, Ciudad de Buenos Aires, Capital federal, Argentina, C1106ABG
68	1 Queen's Road Central, Hong Kong
69	3rd Floor, Merchantile Bank Chamber 16, Veer Nariman Road, Fort, Mumbai, India, 400001

Registered offices
70	Isidora Goyenechea 2800, 23rd floor, Las Condes, Santiago, Chile, 7550647
71	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
72	6th floor, HSBC Centre, 18, Cybercity, Ebene, Mauritius
73	2 Paveletskaya square, building 2, Moscow, Russian Federation, 115054
74	13F-14F, 333 Keelung Road, Sec.1, Taipei, 110
75	25 de Mayo 471, Montevideo, Uruguay, 11000
76	The Metropolitan 235 Dong Khoi Street, District 1, Ho Chi Minh City, Viet Nam
77	Esentepe mah. Büyükdere Caddesi, No.128 Istanbul 34394, Turkey
78	66 Teryan Street, Yerevan, Armenia, 0009
79	885 West Georgia Street, 3rd Floor, Vancouver, British Columbia, Canada, V6C 3E9
80	306 Corniche El Nil, Maadi, Egypt, 11728
81	116 Archbishop Street, Valletta, Malta
82	Level 1, Building No. 8, Gate Village Dubai International Financial Centre, PO Box 502601, United Arab Emirates
83	Tour Crystal 1 10EME Etage BD Al Mohades 20000, Morocco
84	10 Earlsfort Terrace, Dublin, Ireland D02 T380
85	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
86	Al Khuwair Office, PO Box 1727 PC111 CPO Seeb, Muscat, Oman
87	Rondo ONZ 1, Warsaw, Poland, 00-124
88	1800 Tysons Corner, Boulevard Suite 50, Tysons Corner, Virginia, United States Of America, 22102
89	Rua Funchal, nº 160, SP Corporate Towers, Torre Norte, 19° andar, cj 191A - Parte, São Paulo, Brazil, 04551-060
90	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6
91	Rahejas, 4th Floor, Corner of Main Avenue & V.P. Road, Santacruz (West), Mumbai - 400054
92	90 North Church Street, Strathvale House - Ground Floor, PO Box 1109, George Town, Grand Cayman, Grand Cayman, Cayman Islands, KY1-1102
93	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
94	c/o Rogers Capital, St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
95	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
96	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
97	Suite 1005, 10th Floor, Wisma Hamzah Kwong Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
98	HSBC, Filinvest One Bldg, Northgate Cyberzone, Filinvest Corporate City, Alabang, Muntinlupa City, Philippines
99	HSBC House, Plot No.8, Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
100	439, Sri Jayawardenapura Mawatha Welikada, Rajagiriya, Colombo, Sri Lanka
101	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
102	HSBC Chambers, Corner of Jalan Sultan / Jalan Pemancha , Bandar Seri Begawan, Brunei Darussalam, BS8811
103	Suite 300, 3381 Steeles Avenue East, Toronto, Ontario, Canada, M2H 3S7
104	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street (facing Beirut Souks), PO Box Riad El Solh, Lebanon, 9597
105	First Floor, Building No. 5, Emaar Square, P.O. Box 502601, Dubai, Dubai, United Arab Emirates, 00000
106	World Trade Center Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
107	c/o MUFG Fund Services (Bermuda) Limited, The Belvedere Building, 69 Pitts Bay Road, Pembroke, Bermuda, HM08
108	Level 12, HSBC Building 37, Chilpae-ro, Jung-gu, Seoul, Korea, Republic Of (South)
109	All Saints Triangle, Caledonian Road, London, United Kingdom, N19UT
110	Immeuble Coeur Défense 110, Esplanade du Général de Gaulle- La défense 4, Courbevoie, France, 92400
111	HSBC House Esplanade, St. Helier, Jersey, JE4 8WP
112	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
113	80 Mill Street, Qormi, Malta, QRM 3101
114	Herrengasse 1-3, Wien, Austria, 1010
115	Gartenstrasse 26, Zurich, Switzerland

Registered offices
116	24th Fl., 97-99, Sec.2, Tunhwa S. Rd., Taipei, Taiwan, R.O.C., Taiwan
117	452 Fifth Avenue, New York NY10018, United States Of America
118	Mareva House, 4 George Street, Nassau, Bahamas
119	70 York Street, Toronto, Ontario, Canada, M5H 1S9
120	Breite Str. 29/31, Düsseldorf, Germany, 40213
121	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, D02 P820, Ireland
122	HSBC Centre Eighteen, Cybercity, Ebene, Mauritius
123	Office Block A, Bay Studios Business Park, Fabian Way, Swansea, United Kingdom, SA1 8QB
124	18th Floor, Tower 1, HSBC Centre, 1 Sham Mong Road, Kowloon, Hong Kong
125	Level 32, HSBC Main Building, 1 Queen's Road Central, Hong Kong SAR, Hong Kong
126	No.188, Yin Cheng Zhong Road China (Shanghai) Pilot Free Trade Zone, Shanghai, China
127	7/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
128	1 More London Place, London, United Kingdom, SE1 2AF
129	HSBC Building Minet El Hosn, Riad el Solh, Beirut 1107-2080, PO Box 11-1380, Lebanon
130	300 Delaware Avenue Suite 1400, Wilmington, Delaware, United States Of America, 19801
131	Craigmuir Chambers, PO Box 71, Road Town, Tortola, British Virgin Islands
132	Woodbourne Hall, Road Town PO Box 916, Tortola, British Virgin Islands
133	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
134	3, Aboul Feda Street, Zamalek, Cairo, Egypt
135	300 - 885 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3E9
136	16 Boulevard d'Avranches, Luxembourg, L-1160
137	49/F, The Lee Gardens, 33 Hysan Avenue, Hong Kong
138	21 Farncombe Rd, Worthing, Sussex, BN11 2BW
139	c/o Kross Border Trust Services Limited St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
140	13 - 15 York Buildings, London, United Kingdom, WC2N 6JU
141	Plot No.312-878 Mezzanine Floor, Bldg. of Sheikh Hamdan Bin Rashid, Dubai Creek, Dubai, United Arab Emirates
142	Precinct Building 4, Level 3 Dubai International Financial Centre, Dubai, United Arab Emirates, PO BOX 506553
143	HSBC Bank Middle East Building - Level 5, building 5, Emaar, Dubai, United Arab Emirates, 502601
144	885 West Georgia Street Suite 300, Vancouver, British Columbia, Canada, V6C 3E9
145	HSBC House, Level 9, One Queen Street, Auckland, New Zealand, 1010
146	Büyükdere Cad. No.122 D Blok Esentepe Sisli Istanbul, Turkey
147	21-23 Yorckstraße, Düsseldorf, Nordrhein-Westfalen, Germany, 40476
148	Unit No. 208, 2nd Floor, Kanchenjunga Building 18 Barakhamba Road, New Delhi - 110001, India
149	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States Of America, 21093
150	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
151	Quai des Bergues 9-17, Geneva, Switzerland, 1201
152	Paseo de la Reforma 359, 6th Floor, Mexico, 06500
153	Büyükdere Cad. No.128 D Blok Esentepe Sisli Istanbul, Turkey
154	6th Floor, 65 Gresham Street, London, United Kingdom, EC2V 7NQ
155	17, avenue d'Ostende, Monaco, 98000
156	1441 Brickell Avenue, Miami, Florida, United States Of America, 33131
157	2910 Virtual Way, Vancouver, British Columbia, Canada, V5M 0B2
158	Block 27 A&B, Qianhai Enterprise Dream Park No. 63 Qianwan Yi Road, Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China, 518052
159	St Nicholas House, 10th Floor Catholic Mission St Lagos, Nigeria
160	Kacyiru BP 3094, Kigali, Rwanda
161	Unit 1 GF The Commercial Complex, Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1770
162	7/F The Enterprise Centre - Tower I, 6766 Ayala Avenue corner Paseo De Roxas, Makati City, Philippines
163	2 Exchange Square, 85 Maude Street, Sandown, Sandton, South Africa, 2196
164	13F 333 Keelung Road, Sec.1, Taipei, Taiwan, 110
165	Palm Grove House PO Box 438, Road Town, Tortola, British Virgin Islands

Registered offices
166	R No. 1758/13 Grevella Grove Road, Kalamu House PO Box 47323-00100, Nairobi, Kenya
167	Kapelanka 42A, Krakow, Poland, 30-347
168	MB&H Corporate Services Ltd, Mareva House, 4 George Street, Nassau, Bahamas
169	The Corporation Trust Company, 820 Bear Tavern Road, West Trenton, New Jersey, United States Of America, 08628
170	Suite 2400, 745 Thurlow Street, Vancouver, Canada, BC V6E 0C5
171	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, Guangdong, China
172	HSBC Centre River Side, West Avenue, 25B Raheja woods, Kalyaninagar, Pune, India, 411006
173	Level 19, HSBC Building, Shanghai ifc 8 Century Avenue Pudong, Shanghai, China
174	Yorckstraße 21 - 23 40476, Duesseldorf, Germany
175	300 Delaware Avenue, Suite 1401, Wilmington, Delaware, United States Of America, 19801
176	PO Box 484, Strathvale House, Ground Floor, 90 North Church Street, George Town, Grand Cayman, Cayman Islands, KY1-1106
177	c/o HSBC Bank (Mauritius) Limited, 6th Floor, HSBC Centre, 18 Cyber City, Ebene, Mauritius
178	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
179	Plot No. 89-90 Mbezi Industrial Area Box 347, Dar es Salaam City
180	c/o Hackwood Secretaries Limited, One Silk Street, London, United Kingdom, EC2Y 8HQ
181	Room 1303, 106 Feng Ze Dong Road, Nansha District, Guangzhou, Guangdong, China
182	No. 56, Yu Rong Street, Macheng, China, 438300
183	No. 205, Lie Shan Road Suizhou, Hubei, China
184	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
185	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
186	6, rue Adolphe, Luxembourg, L-1116
187	1 Queen's Road Central, Hong Kong
188	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
189	2-3/F, Unit 21A, Qianhai Enterprise Dream Park, No. 63 Qian Wan Yi Road,, Qianhai Shenzhen-Hongkong Cooperation Zone, Shenzhen, China
190	40a Station Road, Upminster, United Kingdom, RM14 2TR
191	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
192	C T Corporation System, 1200 South Pine Island Road, Plantation, Florida, United States Of America, 33324
193	PO Box 1109, Strathvale House, 90 North Church Street, George Town, Grand Cayman, Cayman Islands
194	Al Amir Abdulaziz Ibn Mossaad Ibn Jalawi Street, Riyadh, Saudi Arabia
195	World Trade Center 1, Floor 8-9 Jalan Jenderal Sudirman Kavling 29 - 31, Jakarta, Indonesia, 12920
196	5th Floor, World Trade Center, J1, Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
197	833 Three Bentall Centre, 595 Burrard Street, Vancouver, British Columbia, Canada, V7X 1C4
198	Jayla Place Wickhams Cay I, PO Box 3190, Road Town, British Virgin Islands
199	15 rue Guynemer BP 412, Noumea, 98845
200	10, rue Jean Jaurès BP Q5, Noumea, New Caledonia, 98845
201	No.198-2, Chengshan Avenue (E), Rongcheng, China, 264300
202	Woodbourne Hall, Road Town PO Box 3162, Tortola, British Virgin Islands
203	43 rue de Paris, Saint Denis, 97400
204	75 Park Lane, Croydon, Surrey, United Kingdom, CR9 1XS
205	Avda. Corrientes 1437, 2° y 3° piso Ciudad Autonoma de Buenos Aires Argentina C1042AAA
206	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
207	11 Dr. Roy’s Drive PO Box 694GT, Grand Cayman, Cayman Islands, KY1-1107
208	Ernst-Schneider-Platz 1, Duesseldorf, Germany, 40212
209	Philippe Kaiser Baarerstrasse 8, Zug, Switzerland, 6300
210	1 Royal Plaza, Royal Avenue, St Peter Port, Guernsey, Channel Islands, GY1 2HL